                                                       [SHIP LOGO VANGUARD/(R)/]





April 18, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard International Equity Index Funds (the Trust)
     File No.  33-32548

Commissioners:

Enclosed is the 58th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933.

On April 2, 2008, the Trust filed Post-Effective Amendment No. 57 pursuant to Rule 485(a)(2) to add a new series, Vanguard Global Stock Index Fund. The purpose of this Post-Effective Amendment No. 58 is to change the name of the new series from Vanguard Global Stock Index Fund to Vanguard Total World Stock Index Fund.

If you have any questions or comments concerning the enclosed Post-Effective Amendment No. 58, please contact me at (610) 669-4294.



Sincerely,




Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc



Enclosures

cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission